SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%
Segment reporting Information
Goodwill	$ 229,279		$ 229,279
Revenues from Mining Operations	420,422	472,934
Production Costs	(230,053)	(215,035)
Exploration and Corporate Development	(8,571)	(23,108)
Amortization of Property Plant and Mine Development	(70,071)	(64,553)
Foreign currency translation Loss	(3,658)	(15,517)
Segment Income (Loss)	108,069	154,721
Interest and sundry expense	(212)	269
Impairment loss on available-for-sale securities	(10,995)
Gain on derivative financial instruments	2,982	895
General and administrative expenses	(37,320)	(33,928)
Long-term debt interest costs	(13,916)	(14,447)
Income before income and mining taxes	48,608	107,510
Total Assets	5,250,820		5,255,842
Canada
Segment reporting Information
Revenues from Mining Operations	259,688	293,559
Production Costs	(168,102)	(153,844)
Exploration and Corporate Development		(11,713)
Amortization of Property Plant and Mine Development	(51,516)	(47,105)
Foreign currency translation Loss	1,352	(8,613)
Segment Income (Loss)	41,422	72,284
Total Assets	3,234,265		3,280,158
Canada | Meliadine Mine Project
Segment reporting Information
Goodwill	200,100
Latin America
Segment reporting Information
Revenues from Mining Operations	88,596	104,296
Production Costs	(34,769)	(35,161)
Amortization of Property Plant and Mine Development	(9,965)	(10,053)
Foreign currency translation Loss	(17,344)	(5,744)
Segment Income (Loss)	26,518	53,338
Total Assets	1,113,157		1,069,379
Latin America | La India Mine Project
Segment reporting Information
Goodwill	29,200
Europe
Segment reporting Information
Revenues from Mining Operations	72,138	75,079
Production Costs	(27,182)	(26,030)
Amortization of Property Plant and Mine Development	(8,590)	(7,395)
Foreign currency translation Loss	11,120	(1,064)
Segment Income (Loss)	47,486	40,590
Total Assets	839,500		846,941
Exploration
Segment reporting Information
Exploration and Corporate Development	(8,571)	(11,395)
Foreign currency translation Loss	1,214	(96)
Segment Income (Loss)	(7,357)	(11,491)
Total Assets	63,898		59,641
Corporate and Other Income (Loss)
Segment reporting Information
Segment Income (Loss)	108,069	154,721
Interest and sundry expense	(212)	269
Impairment loss on available-for-sale securities	(10,995)
Gain on derivative financial instruments	2,982	895
General and administrative expenses	(37,320)	(33,928)
Long-term debt interest costs	(13,916)	(14,447)
Income before income and mining taxes	$ 48,608	$ 107,510